Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
September 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 3.14%
AGL CLO 3 Series 2020-3A ER 144A 9.568% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	250,000	$ 236,126
Aimco CLO 19 Series 2024-19A E 144A 9.325% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •	150,000	148,491
Bear Mountain Park CLO Series 2022-1A ER 144A 10.268% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	150,000	150,049
Benefit Street Partners CLO Series 2015-6BR ER 144A 9.075% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	220,000	215,481
Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 10.568% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	100,000	100,090
Carlyle US CLO Series 2024-5A E 144A 9.968% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •	100,000	100,221
Dryden CLO 109 Series 2022-109A ER 144A 9.668% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	250,000	249,838
Madison Park Funding XXX Series 2018-30A ER 144A 10.718% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	150,000	149,861
Magnetite XLV Series 2025-45A E 144A 8.785% (TSFR03M + 4.50%, Floor 4.50%) 4/15/38 #, •	200,000	199,095
Neuberger Berman CLO XX Series 2015-20A ER3 144A 9.068% (TSFR03M + 4.75%, Floor 4.75%) 4/15/39 #, •	250,000	249,372
OHA Credit Funding Series 2021-9A ER 144A 9.825% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •	100,000	101,533
Palmer Square CLO Series 2024-2A D2 144A 8.675% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	250,000	250,714
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)
Storm King Park CLO Series 2022-1A ER 144A 10.468% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	100,000	$ 99,990
Total Collateralized Loan Obligations (cost $2,275,938)		2,250,861

Corporate Bonds — 88.22%
Automotive — 3.64%
American Axle & Manufacturing 144A 6.375% 10/15/32 #	253,000	252,731
Clarios Global
144A 6.75% 2/15/30 #	272,000	281,195
144A 6.75% 9/15/32 #	250,000	255,696

Garrett Motion Holdings 144A 7.75% 5/31/32 #	545,000	572,143
Goodyear Tire & Rubber 5.25% 7/15/31	390,000	366,671
Phinia 144A 6.625% 10/15/32 #	174,000	179,484
Wand NewCo 3 144A 7.625% 1/30/32 #	345,000	363,768
ZF North America Capital 144A 6.75% 4/23/30 #	350,000	341,818
		2,613,506
Banking — 3.57%
Banco Santander 8.00% 2/1/34 μ, ψ	525,000	579,241
Bank of Montreal 7.70% 5/26/84 μ	265,000	281,924
Barclays 7.625% 3/15/35 μ, ψ	545,000	578,116
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	400,000	406,214
Royal Bank of Canada 6.50% 11/24/85 μ	360,000	356,826
Toronto-Dominion Bank 6.35% 10/31/85 μ	360,000	361,276
		2,563,597
Basic Industry — 8.88%
Alumina Pty 144A 6.125% 3/15/30 #	250,000	255,891
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #	180,000	187,512
Arsenal AIC Parent 144A 8.00% 10/1/30 #	225,000	238,511
Capstone Copper 144A 6.75% 3/31/33 #	457,000	471,116
Celanese US Holdings
6.50% 4/15/30	27,000	27,199
6.75% 4/15/33	224,000	223,195

NQ-VIPFFI [0925] 1125 (4967853)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

Cleveland-Cliffs 144A 7.00% 3/15/32 #	505,000	$ 510,663
Constellium 144A 6.375% 8/15/32 #	550,000	562,647
Fortescue Treasury 144A 5.875% 4/15/30 #	330,000	338,459
K Hovnanian Enterprises 144A 8.00% 4/1/31 #	268,000	274,986
Millrose Properties 144A 6.375% 8/1/30 #	268,000	272,760
Novelis
144A 3.875% 8/15/31 #	95,000	86,689
144A 4.75% 1/30/30 #	975,000	941,356

Olin 144A 6.625% 4/1/33 #	270,000	271,730
Olympus Water US Holding
144A 7.25% 2/15/33 #	360,000	360,600
144A 9.75% 11/15/28 #	345,000	362,293

Quikrete Holdings 144A 6.75% 3/1/33 #	365,000	379,764
Standard Building Solutions 144A 6.50% 8/15/32 #	365,000	374,872
Standard Industries 144A 3.375% 1/15/31 #	255,000	231,142
		6,371,385
Capital Goods — 7.93%
Amentum Holdings 144A 7.25% 8/1/32 #	465,000	483,210
Amsted Industries 144A 6.375% 3/15/33 #	255,000	261,951
Arcosa 144A 6.875% 8/15/32 #	180,000	188,157
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	230,000	213,054
Bombardier
144A 7.25% 7/1/31 #	175,000	185,724
144A 8.75% 11/15/30 #	310,000	334,689

CACI International 144A 6.375% 6/15/33 #	464,000	479,220
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	240,000	246,766
Enpro 144A 6.125% 6/1/33 #	400,000	409,817
Esab 144A 6.25% 4/15/29 #	365,000	375,422
Goat Holdco 144A 6.75% 2/1/32 #	170,000	174,402
Manitowoc 144A 9.25% 10/1/31 #	180,000	189,083
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	245,000	247,708
144A 9.25% 4/15/27 #	190,000	190,595
Sealed Air
144A 6.50% 7/15/32 #	130,000	134,748
144A 7.25% 2/15/31 #	90,000	94,551

Terex 144A 6.25% 10/15/32 #	350,000	356,831
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm
144A 6.625% 3/1/32 #	55,000	$ 56,694
144A 6.875% 12/15/30 #	615,000	637,774
Trivium Packaging Finance
144A 8.25% 7/15/30 #	200,000	213,520
144A 12.25% 1/15/31 #	200,000	216,657
		5,690,573
Consumer Goods — 1.05%
Cerdia Finanz 144A 9.375% 10/3/31 #	370,000	392,663
Fiesta Purchaser
144A 7.875% 3/1/31 #	175,000	184,910
144A 9.625% 9/15/32 #	165,000	178,545
		756,118
Electric — 2.49%
Hawaiian Electric 144A 6.00% 10/1/33 #	216,000	218,013
Lightning Power 144A 7.25% 8/15/32 #	440,000	466,154
NRG Energy 144A 6.00% 1/15/36 #	375,000	375,288
Vistra
144A 7.00% 12/15/26 #, μ, ψ	345,000	350,520
144A 8.00% 10/15/26 #, μ, ψ	365,000	373,619
		1,783,594
Energy — 10.60%
Archrock Partners 144A 6.625% 9/1/32 #	355,000	364,417
Aris Water Holdings 144A 7.25% 4/1/30 #	250,000	264,131
Civitas Resources 144A 8.625% 11/1/30 #	355,000	367,931
Crescent Energy Finance 144A 8.375% 1/15/34 #	160,000	162,251
Genesis Energy
7.75% 2/1/28	175,000	176,366
7.875% 5/15/32	85,000	88,719

Gulfport Energy Operating 144A 6.75% 9/1/29 #	365,000	375,017
Hilcorp Energy I
144A 6.00% 4/15/30 #	520,000	512,953
144A 6.00% 2/1/31 #	208,000	201,096
144A 6.25% 4/15/32 #	83,000	79,683

Matador Resources 144A 6.25% 4/15/33 #	260,000	261,872
Murphy Oil 6.00% 10/1/32	139,000	137,227
Nabors Industries
144A 8.875% 8/15/31 #	71,000	66,177
144A 9.125% 1/31/30 #	42,000	43,712

2    NQ-VIPFFI [0925] 1125 (4967853)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

NGL Energy Operating 144A 8.375% 2/15/32 #	350,000	$ 358,945
Noble Finance II 144A 8.00% 4/15/30 #	275,000	284,846
NuStar Logistics
6.00% 6/1/26	267,000	268,678
6.375% 10/1/30	278,000	288,108

Permian Resources Operating 144A 7.00% 1/15/32 #	235,000	243,904
Rockies Express Pipeline 144A 6.75% 3/15/33 #	269,000	281,122
SM Energy 144A 6.75% 8/1/29 #	125,000	125,697
Sunoco 144A 7.25% 5/1/32 #	200,000	210,044
Transocean International
144A 7.875% 10/15/32 #	92,000	92,000
144A 8.00% 2/1/27 #	219,000	218,863
144A 8.50% 5/15/31 #	80,000	78,461
USA Compression Partners
144A 6.25% 10/1/33 #	350,000	351,557
6.875% 9/1/27	255,000	255,102
144A 7.125% 3/15/29 #	140,000	144,483
Venture Global LNG
144A 7.00% 1/15/30 #	175,000	181,211
144A 8.375% 6/1/31 #	340,000	357,230

Venture Global Plaquemines LNG 144A 7.50% 5/1/33 #	345,000	381,444
Weatherford International 144A 8.625% 4/30/30 #	375,000	383,608
		7,606,855
Financial Services — 7.24%
Air Lease 4.65% 6/15/26 μ, ψ	450,000	444,812
Azorra Finance 144A 7.75% 4/15/30 #	375,000	395,782
Block 144A 6.00% 8/15/33 #	355,000	363,776
California Buyer 144A 6.375% 2/15/32 #	247,000	253,336
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	361,000	362,780
Focus Financial Partners 144A 6.75% 9/15/31 #	352,000	360,748
FTAI Aviation Investors 144A 7.00% 6/15/32 #	365,000	382,300
Jefferies Finance
144A 5.00% 8/15/28 #	200,000	193,398
144A 6.625% 10/15/31 #	400,000	402,979
OneMain Finance
6.625% 5/15/29	251,000	258,309
7.125% 9/15/32	86,000	88,949
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
PennyMac Financial Services
144A 6.875% 5/15/32 #	175,000	$ 181,472
144A 6.875% 2/15/33 #	255,000	263,635

Rocket 144A 6.375% 8/1/33 #	36,000	37,201
Shift4 Payments 144A 6.75% 8/15/32 #	530,000	548,341
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	200,000	206,989
144A 7.125% 8/10/34 #, μ, ψ	200,000	206,000

UWM Holdings 144A 6.25% 3/15/31 #	246,000	244,982
		5,195,789
Healthcare — 6.70%
Acadia Healthcare 144A 7.375% 3/15/33 #	360,000	374,198
AthenaHealth Group 144A 6.50% 2/15/30 #	200,000	198,535
Avantor Funding 144A 3.875% 11/1/29 #	425,000	404,560
CHS
144A 4.75% 2/15/31 #	470,000	406,765
144A 6.125% 4/1/30 #	90,000	65,359
144A 6.875% 4/15/29 #	90,000	71,633
144A 9.75% 1/15/34 #	265,000	271,824
DaVita
144A 3.75% 2/15/31 #	240,000	219,986
144A 4.625% 6/1/30 #	210,000	201,432

Global Medical Response 144A 7.375% 10/1/32 #	307,000	316,190
Grifols 144A 4.75% 10/15/28 #	270,000	262,516
Medline Borrower
144A 3.875% 4/1/29 #	385,000	371,594
144A 5.25% 10/1/29 #	260,000	257,944

Opal Bidco 144A 6.50% 3/31/32 #	320,000	328,200
Organon & Co. 144A 5.125% 4/30/31 #	435,000	381,427
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	285,000	293,598
Surgery Center Holdings 144A 7.25% 4/15/32 #	370,000	380,543
		4,806,304
Industrials — 0.35%
AMN Healthcare 144A 6.50% 1/15/31 #	250,000	250,929
		250,929
Insurance — 3.15%
Acrisure 144A 6.75% 7/1/32 #	350,000	360,676
NQ-VIPFFI [0925] 1125 (4967853)    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Amynta Agency Borrower and Amynta Warranty Borrower 144A 7.50% 7/15/33 #	268,000	$ 275,703
Ardonagh Finco 144A 7.75% 2/15/31 #	425,000	445,047
Howden UK Refinance
144A 7.25% 2/15/31 #	235,000	242,132
144A 8.125% 2/15/32 #	220,000	228,448

HUB International 144A 7.375% 1/31/32 #	185,000	192,763
Jones Deslauriers Insurance Management
144A 6.875% 10/1/33 #	350,000	348,384
144A 8.50% 3/15/30 #	159,000	167,177
		2,260,330
Leisure — 4.63%
Boyd Gaming 144A 4.75% 6/15/31 #	425,000	410,055
Caesars Entertainment
144A 6.00% 10/15/32 #	370,000	364,667
144A 6.50% 2/15/32 #	180,000	183,710
144A 7.00% 2/15/30 #	275,000	283,042
Carnival
144A 6.00% 5/1/29 #	365,000	370,682
144A 6.125% 2/15/33 #	263,000	269,750

Life Time 144A 6.00% 11/15/31 #	365,000	371,075
Lindblad Expeditions 144A 7.00% 9/15/30 #	178,000	181,545
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	597,000	608,739
Six Flags Entertainment 144A 6.625% 5/1/32 #	270,000	275,256
		3,318,521
Media — 9.02%
Arches Buyer 144A 6.125% 12/1/28 #	215,000	210,954
CCO Holdings
144A 4.50% 8/15/30 #	875,000	826,958
4.50% 5/1/32	120,000	109,283
144A 5.375% 6/1/29 #	365,000	362,842

Cimpress 144A 7.375% 9/15/32 #	255,000	254,430
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	195,000	204,025
CMG Media 144A 8.875% 6/18/29 #	400,000	367,744
CSC Holdings
144A 4.50% 11/15/31 #	200,000	130,228
144A 5.00% 11/15/31 #	240,000	84,450
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Gray Media
144A 5.375% 11/15/31 #	840,000	$ 631,581
144A 7.25% 8/15/33 #	155,000	153,695

McGraw-Hill Education 144A 7.375% 9/1/31 #	433,000	450,240
Midcontinent Communications 144A 8.00% 8/15/32 #	345,000	355,886
Nexstar Media 144A 4.75% 11/1/28 #	320,000	312,599
Sirius XM Radio 144A 4.00% 7/15/28 #	935,000	904,238
Snap 144A 6.875% 3/1/33 #	360,000	368,353
Stagwell Global 144A 5.625% 8/15/29 #	380,000	369,456
Univision Communications 144A 7.375% 6/30/30 #	375,000	377,109
		6,474,071
Real Estate — 1.92%
Forestar Group 144A 6.50% 3/15/33 #	180,000	184,291
Iron Mountain
144A 5.25% 3/15/28 #	460,000	459,568
144A 5.25% 7/15/30 #	260,000	257,299

RHP Hotel Properties 144A 6.50% 6/15/33 #	345,000	355,545
Starwood Property Trust 144A 6.50% 7/1/30 #	114,000	118,006
		1,374,709
Retail — 3.25%
Asbury Automotive Group
144A 4.625% 11/15/29 #	90,000	87,418
4.75% 3/1/30	320,000	311,921
Bath & Body Works
6.875% 11/1/35	295,000	307,302
6.95% 3/1/33	200,000	209,333
Carvana
PIK 144A 9.00% 6/1/30 #, >	138,450	144,951
PIK 144A 9.00% 6/1/31 #, >>	147,005	166,552

Magnera 144A 7.25% 11/15/31 #	435,000	409,657
Murphy Oil USA 144A 3.75% 2/15/31 #	450,000	419,161
Victra Holdings 144A 8.75% 9/15/29 #	265,000	278,218
		2,334,513
Services — 4.11%
ADT Security 144A 4.125% 8/1/29 #	470,000	455,144

4    NQ-VIPFFI [0925] 1125 (4967853)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Albion Financing 1 144A 7.00% 5/21/30 #	205,000	$ 212,544
Avis Budget Car Rental 144A 5.75% 7/15/27 #	84,000	83,915
Herc Holdings
144A 7.00% 6/15/30 #	115,000	119,547
144A 7.25% 6/15/33 #	75,000	78,352

Prime Security Services Borrower 144A 5.75% 4/15/26 #	59,000	59,322
QXO Building Products 144A 6.75% 4/30/32 #	89,000	92,373
Resideo Funding 144A 6.50% 7/15/32 #	310,000	318,108
United Rentals North America 3.875% 2/15/31	390,000	369,236
Waste Pro USA 144A 7.00% 2/1/33 #	175,000	181,702
White Cap Buyer 144A 6.875% 10/15/28 #	610,000	608,743
Williams Scotsman 144A 6.625% 4/15/30 #	355,000	365,732
		2,944,718
Technology & Electronics — 3.75%
Capstone Borrower 144A 8.00% 6/15/30 #	216,000	226,150
Cloud Software Group 144A 6.50% 3/31/29 #	575,000	580,819
CommScope 144A 8.25% 3/1/27 #	255,000	258,004
CommScope Technologies 144A 5.00% 3/15/27 #	115,000	114,195
Entegris
144A 4.75% 4/15/29 #	212,000	210,408
144A 5.95% 6/15/30 #	230,000	233,504

ION Platform Finance US 144A 7.875% 9/30/32 #	200,000	198,686
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	210,000	209,849
Sensata Technologies 144A 4.00% 4/15/29 #	575,000	552,496
Zebra Technologies 144A 6.50% 6/1/32 #	100,000	102,789
		2,686,900
Telecommunications — 5.94%
Connect Finco 144A 9.00% 9/15/29 #	295,000	310,533
Consolidated Communications
144A 5.00% 10/1/28 #	375,000	379,687
144A 6.50% 10/1/28 #	480,000	487,800

Digicel International Finance 144A 8.625% 8/1/32 #	200,000	205,774
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Frontier Communications Holdings
5.875% 11/1/29	200,000	$ 202,278
144A 6.00% 1/15/30 #	70,000	70,885
144A 6.75% 5/1/29 #	255,000	257,758

Maya 144A 8.50% 4/15/31 #	600,000	643,994
Rogers Communications 7.125% 4/15/55 μ	310,000	328,778
Sable International Finance 144A 7.125% 10/15/32 #	400,000	406,467
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	485,000	456,808
VZ Secured Financing 144A 5.00% 1/15/32 #	285,000	258,043
Windstream Services 144A 7.50% 10/15/33 #	255,000	255,090
		4,263,895
Total Corporate Bonds (cost $62,679,313)		63,296,307

Loan Agreements — 6.43%
Automotive — 0.19%
Clarios Global 6.913% (SOFR01M + 2.75%) 1/28/32 •	135,000	134,916
		134,916
Basic Industry — 0.87%
Form Technologies 10.075% (SOFR03M + 5.75%) 7/19/30 •	157,605	140,269
Hunter Douglas Holding Tranche B-1 7.252% (SOFR03M + 3.25%) 1/17/32 •	182,601	182,792
Ineos Quattro Holdings UK Tranche B 8.413% (SOFR01M + 4.25%) 10/7/31 •	174,125	152,359
Usalco 7.663% (SOFR01M + 3.50%) 9/30/31 •	152,967	152,871
		628,291
Capital Goods — 0.58%
Clydesdale Acquisition Holdings
7.413% (SOFR01M + 3.25%) 4/1/32 •	28	28
Tranche B 7.413% (SOFR01M + 3.25%) 4/1/32 •	53,800	53,773

SunSource Borrower 8.263% (SOFR01M + 4.10%) 3/25/31 •	364,450	362,552
		416,353
Electric — 0.00%
Calpine 5.913% (SOFR01M + 1.75%) 2/15/32 •	452	452
		452
NQ-VIPFFI [0925] 1125 (4967853)    5

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
	Principalamount°	Value (US $)

Loan Agreements (continued)
Healthcare — 1.75%
Bausch & Lomb 8.413% (SOFR01M + 4.25%) 1/15/31 •	346,707	$ 347,574
Cotiviti 7.625% 5/1/31	361,000	363,707
Heartland Dental 7.913% (SOFR01M + 3.75%) 8/25/32 •	541,767	541,555
		1,252,836
Leisure — 0.74%
Scientific Games Holdings 7.286% (SOFR03M + 3.00%) 4/4/29 •	532,311	528,651
		528,651
Media — 0.04%
Univision Communications 1st Lien 8.252% (SOFR03M + 4.25%) 6/24/29 •	30,964	31,041
		31,041
Retail — 0.28%
Flynn Restaurant Group 7.913% (SOFR01M + 3.75%) 1/28/32 •	199,000	199,622
		199,622
Services — 0.50%
Staples 10.046% (SOFR03M + 5.75%) 9/4/29 •	376,200	357,468
		357,468
Technology & Electronics — 1.48%
Applied Systems 2nd Lien 8.502% (SOFR03M + 4.50%) 2/23/32 •	341,000	349,951
Clover Holdings 2 7.75% 12/9/31	399,000	403,239
Commscope 8.913% (SOFR01M + 4.75%) 12/17/29 •	175,000	177,275
Icon Parent I 9.205% (SOFR06M + 5.00%) 11/12/32 •	130,000	131,869
		1,062,334
Total Loan Agreements (cost $4,619,154)		4,611,964
	Number of shares
Short-Term Investments — 3.21%
Money Market Mutual Funds — 3.21%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	575,335	575,335
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	575,336	575,336
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	575,336	$ 575,336
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	575,336	575,336
Total Short-Term Investments (cost $2,301,343)		2,301,343

Total Value of Securities—101.00% (cost $71,875,748)		72,460,475
Liabilities Net of Receivables and Other Assets—(1.00%)		(714,883)
Net Assets Applicable to 12,825,414 Shares Outstanding—100.00%		$71,745,592
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $58,928,319, which represents 82.14% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
X	This loan will settle after September 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.

6    NQ-VIPFFI [0925] 1125 (4967853)

Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at September 30, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings 4/1/32 X	$915	$914	$915	$(1)
Usalco TBD 9/30/31 X	15,879	15,869	15,879	(10)
Total	$16,794	$16,783	$16,794	$(11)
Summary of abbreviations:
CLO – Collateralized Loan Obligation
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
NQ-VIPFFI [0925] 1125 (4967853)    7